Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
IFRS Statement [Line Items]
Balance at beginning of period			$ 8,689
Total Allowance, including off-balance sheet instruments, at end of period	$ 9,449	$ 9,584	9,449	$ 9,584
Total Allowance for Loan Losses at end of period	8,419	8,613	8,419	8,613
Less: Total Allowance for off-balance sheet instruments	1,030	971	1,030	971
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	383	368	357	365
Net remeasurement due to transfers into stage	(1)	(1)	(2)	(4)
New originations or purchases	5	5	11	12
Net repayments	(2)	(2)	(4)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(15)	(18)	(30)	(32)
Changes to risk, parameters, and models	51	2	94	13
Disposals	0	0	0	0
Write-offs	(3)	(1)	(7)	(2)
Recoveries	2	1	3	1
Foreign exchange and other adjustments	0	(6)	(2)	(1)
Total Allowance for Loan Losses at end of period	420	348	420	348
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,207	2,189	2,273	2,133
Balance at beginning of period			2,193
Net remeasurement due to transfers into stage	(7)	13	(18)	9
New originations or purchases	81	76	173	160
Net repayments	(55)	(53)	(109)	(104)
Derecognition of financial assets (excluding disposals and write-offs)	(60)	(58)	(124)	(119)
Changes to risk, parameters, and models	368	402	706	790
Disposals	0	0	0	0
Write-offs	(401)	(399)	(822)	(811)
Recoveries	83	92	161	170
Foreign exchange and other adjustments	(1)	(41)	(25)	(7)
Total Allowance, including off-balance sheet instruments, at end of period	2,215	2,221	2,215	2,221
Total Allowance for Loan Losses at end of period	2,143	2,145	2,143	2,145
Less: Total Allowance for off-balance sheet instruments	72	76	72	76
Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,796	2,797	2,790	2,699
Balance at beginning of period			2,292
Net remeasurement due to transfers into stage	34	41	56	(62)
New originations or purchases	48	38	96	74
Net repayments	4	7	39	47
Derecognition of financial assets (excluding disposals and write-offs)	(145)	(134)	(302)	(258)
Changes to risk, parameters, and models	455	499	990	1,100
Disposals	0	0	0	0
Write-offs	(529)	(532)	(1,058)	(1,061)
Recoveries	118	97	227	190
Foreign exchange and other adjustments	2	(97)	(55)	(13)
Total Allowance, including off-balance sheet instruments, at end of period	2,783	2,716	2,783	2,716
Total Allowance for Loan Losses at end of period	2,279	2,217	2,279	2,217
Less: Total Allowance for off-balance sheet instruments	504	499	504	499
Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	4,211	4,240	4,321	3,940
Net remeasurement due to transfers into stage	8	27	21	58
New originations or purchases	376	314	795	614
Net repayments	(88)	(83)	(214)	(95)
Derecognition of financial assets (excluding disposals and write-offs)	(585)	(405)	(1,209)	(846)
Changes to risk, parameters, and models	528	670	1,070	1,199
Disposals	(5)	0	(27)	(9)
Write-offs	(407)	(383)	(663)	(585)
Recoveries	13	23	33	39
Foreign exchange and other adjustments	(20)	(104)	(96)	(16)
Total Allowance, including off-balance sheet instruments, at end of period	4,031	4,299	4,031	4,299
Total Allowance for Loan Losses at end of period	3,577	3,903	3,577	3,903
Less: Total Allowance for off-balance sheet instruments	454	396	454	396
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,739
Total Allowance, including off-balance sheet instruments, at end of period	3,208	3,060	3,208	3,060
Total Allowance for Loan Losses at end of period	2,736	2,645	2,736	2,645
Less: Total Allowance for off-balance sheet instruments	472	415	472	415
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	103	114	102	116
Net remeasurement due to transfers into stage	(5)	(5)	(11)	(12)
New originations or purchases	5	5	11	12
Net repayments	(1)	(1)	(2)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(5)	(2)	(9)
Changes to risk, parameters, and models	(10)	(15)	(22)	(43)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	(2)	(1)	0
Total Allowance for Loan Losses at end of period	101	106	101	106
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	23	22	47	57
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(13)	(7)	(21)	(13)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	721	683	724	696
Balance at beginning of period			699
Net remeasurement due to transfers into stage	(82)	(61)	(166)	(143)
New originations or purchases	81	76	173	160
Net repayments	(23)	(20)	(46)	(42)
Derecognition of financial assets (excluding disposals and write-offs)	(23)	(21)	(45)	(42)
Changes to risk, parameters, and models	(72)	(46)	(168)	(148)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	(15)	(9)	(3)
Total Allowance, including off-balance sheet instruments, at end of period	720	673	720	673
Total Allowance for Loan Losses at end of period	697	649	697	649
Less: Total Allowance for off-balance sheet instruments	23	24	23	24
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	186	139	388	324
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(65)	(60)	(125)	(124)
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(2)	(6)	(5)
Stage 1 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	950	927	944	947
Balance at beginning of period			743
Net remeasurement due to transfers into stage	(101)	(78)	(210)	(300)
New originations or purchases	48	38	96	74
Net repayments	(10)	(12)	5	6
Derecognition of financial assets (excluding disposals and write-offs)	(12)	(9)	(23)	(36)
Changes to risk, parameters, and models	(87)	(28)	(185)	(275)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	(32)	(20)	(4)
Total Allowance, including off-balance sheet instruments, at end of period	941	953	941	953
Total Allowance for Loan Losses at end of period	738	743	738	743
Less: Total Allowance for off-balance sheet instruments	203	210	203	210
Stage 1 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	252	235	533	720
Stage 1 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(92)	(82)	(183)	(168)
Stage 1 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(6)	(16)	(11)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,418	1,272	1,439	1,150
Net remeasurement due to transfers into stage	(28)	(18)	(59)	(46)
New originations or purchases	376	314	795	614
Net repayments	0	(2)	7	15
Derecognition of financial assets (excluding disposals and write-offs)	(205)	(160)	(472)	(329)
Changes to risk, parameters, and models	(43)	57	(135)	86
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(6)	(39)	(16)	2
Total Allowance, including off-balance sheet instruments, at end of period	1,446	1,328	1,446	1,328
Total Allowance for Loan Losses at end of period	1,200	1,147	1,200	1,147
Less: Total Allowance for off-balance sheet instruments	246	181	246	181
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	81	66	174	154
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(145)	(161)	(283)	(314)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(1)	(4)	(4)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period			4,362
Total Allowance, including off-balance sheet instruments, at end of period	4,706	4,892	4,706	4,892
Total Allowance for Loan Losses at end of period	4,153	4,340	4,153	4,340
Less: Total Allowance for off-balance sheet instruments	553	552	553	552
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	194	181	175	189
Net remeasurement due to transfers into stage	4	4	9	8
Net repayments	(1)	(1)	(2)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(6)	(10)	(10)
Changes to risk, parameters, and models	41	8	79	34
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	(1)	0	0
Total Allowance for Loan Losses at end of period	223	174	223	174
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(21)	(20)	(44)	(54)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	21	17	36	28
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(10)	(8)	(20)	(19)
Stage 2 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,211	1,224	1,275	1,175
Balance at beginning of period			1,220
Net remeasurement due to transfers into stage	72	72	142	148
Net repayments	(28)	(29)	(54)	(54)
Derecognition of financial assets (excluding disposals and write-offs)	(26)	(27)	(55)	(57)
Changes to risk, parameters, and models	168	179	300	360
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(1)	(21)	(13)	(4)
Total Allowance, including off-balance sheet instruments, at end of period	1,220	1,270	1,220	1,270
Total Allowance for Loan Losses at end of period	1,171	1,218	1,171	1,218
Less: Total Allowance for off-balance sheet instruments	49	52	49	52
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(184)	(137)	(385)	(321)
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	87	85	167	172
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(79)	(76)	(157)	(149)
Stage 2 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,395	1,372	1,386	1,374
Balance at beginning of period			1,089
Net remeasurement due to transfers into stage	128	113	250	225
Net repayments	(3)	(1)	0	3
Derecognition of financial assets (excluding disposals and write-offs)	(27)	(21)	(56)	(43)
Changes to risk, parameters, and models	298	302	663	775
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	1	(46)	(23)	(6)
Total Allowance, including off-balance sheet instruments, at end of period	1,394	1,314	1,394	1,314
Total Allowance for Loan Losses at end of period	1,093	1,025	1,093	1,025
Less: Total Allowance for off-balance sheet instruments	301	289	301	289
Stage 2 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(243)	(224)	(514)	(698)
Stage 2 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	116	105	232	212
Stage 2 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(271)	(286)	(544)	(528)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,905	1,997	2,092	1,937
Net remeasurement due to transfers into stage	34	45	79	103
Net repayments	(46)	(5)	(77)	(24)
Derecognition of financial assets (excluding disposals and write-offs)	(194)	(199)	(449)	(395)
Changes to risk, parameters, and models	169	311	364	561
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(4)	(56)	(43)	(7)
Total Allowance, including off-balance sheet instruments, at end of period	1,869	2,134	1,869	2,134
Total Allowance for Loan Losses at end of period	1,666	1,923	1,666	1,923
Less: Total Allowance for off-balance sheet instruments	203	211	203	211
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(81)	(63)	(174)	(151)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	148	176	290	334
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(62)	(72)	(213)	(224)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period			1,588
Total Allowance, including off-balance sheet instruments, at end of period	1,535	1,632	1,535	1,632
Total Allowance for Loan Losses at end of period	1,530	1,628	1,530	1,628
Less: Total Allowance for off-balance sheet instruments	5	4	5	4
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	86	73	80	60
Net remeasurement due to transfers into stage	0	0	0	0
Net repayments	0	0	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(9)	(7)	(18)	(13)
Changes to risk, parameters, and models	20	9	37	22
Disposals	0	0	0	0
Write-offs	(3)	(1)	(7)	(2)
Recoveries	2	1	3	1
Foreign exchange and other adjustments	0	(3)	(1)	(1)
Total Allowance for Loan Losses at end of period	96	68	96	68
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(2)	(3)	(3)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(10)	(15)	(15)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	10	8	20	19
Stage 3 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	275	282	274	262
Balance at beginning of period			274
Net remeasurement due to transfers into stage	3	2	6	4
Net repayments	(4)	(4)	(9)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(10)	(24)	(20)
Changes to risk, parameters, and models	272	269	574	578
Disposals	0	0	0	0
Write-offs	(401)	(399)	(822)	(811)
Recoveries	83	92	161	170
Foreign exchange and other adjustments	0	(5)	(3)	0
Total Allowance, including off-balance sheet instruments, at end of period	275	278	275	278
Total Allowance for Loan Losses at end of period	275	278	275	278
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(2)	(3)	(3)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(22)	(25)	(42)	(48)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	82	78	163	154
Stage 3 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	451	498	460	378
Balance at beginning of period			460
Net remeasurement due to transfers into stage	7	6	16	13
Net repayments	17	20	34	38
Derecognition of financial assets (excluding disposals and write-offs)	(106)	(104)	(223)	(179)
Changes to risk, parameters, and models	244	225	512	600
Disposals	0	0	0	0
Write-offs	(529)	(532)	(1,058)	(1,061)
Recoveries	118	97	227	190
Foreign exchange and other adjustments	1	(19)	(12)	(3)
Total Allowance, including off-balance sheet instruments, at end of period	448	449	448	449
Total Allowance for Loan Losses at end of period	448	449	448	449
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(9)	(11)	(19)	(22)
Stage 3 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(24)	(23)	(49)	(44)
Stage 3 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	278	292	560	539
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	888	971	790	853
Net remeasurement due to transfers into stage	2	0	1	1
Net repayments	(42)	(76)	(144)	(86)
Derecognition of financial assets (excluding disposals and write-offs)	(186)	(46)	(288)	(122)
Changes to risk, parameters, and models	402	302	841	552
Disposals	(5)	0	(27)	(9)
Write-offs	(407)	(383)	(663)	(585)
Recoveries	13	23	33	39
Foreign exchange and other adjustments	(10)	(9)	(37)	(11)
Total Allowance, including off-balance sheet instruments, at end of period	716	837	716	837
Total Allowance for Loan Losses at end of period	711	833	711	833
Less: Total Allowance for off-balance sheet instruments	5	4	5	4
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	(3)	0	(3)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(15)	(7)	(20)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 64	$ 73	$ 217	$ 228